Government grants	12 Months Ended
Dec. 31, 2020
Government Grants [Abstract]
Disclosure of government grants [text block]	Government GrantsFor year ended December 31, 2020, the Company recorded pre-tax recoveries for the Canadian Emergency Wage Subsidy of $82 million (December 31, 2019 – $nil), which is included in other-net in the consolidated statements of loss.